Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of basic and diluted per Ordinary Share and per ADS
	Year ended December 31,
	2020	2019	2018

Net loss	15,375	15,439	14,657

Basic and diluted loss per Ordinary Share (in USD)	(0.07)	(0.10)	(0.12)

Basic and diluted loss per ADS (in USD)	(0.35)	(0.52)	(0.61)

Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	219,913	149,534	120,612

Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	43,983	29,907	24,122